SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

25.1 Share Option Plan

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31, 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date. The 2004 Option Plan was amended in November 2015 to increase the maximum aggregate number of ordinary shares to 14,449,614 shares. The 2004 Option Plan was amended in August 2016 to increase the maximum aggregate number of ordinary shares to 34,449,614 shares. On June 6, 2017, the Group and optionees have entered into certain stock option agreements, pursuant to which the Group has granted to the optionees options to acquire the ordinary shares, par value US$0.01 each, of the Group. According to the agreements, 6,328,535 options were exercised to ordinary shares, and 10,806,665 options were canceled. As of December 31, 2017, options to purchase 1,000,000 ordinary shares were outstanding and options to purchase 25,456,208 ordinary shares were available for future grant under the 2004 Option Plan.

Stock Options

The following table summarizes the Group’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	4,485,200	US$	1.53	US$	3.43	Nil
Granted	—		—		—	—
Exercised	(1,674,995)	US$	0.00		—	Nil

Forfeited	(2,810,205)	US$	0.00		—	Nil

Outstanding at December 31, 2017	—		—		—	—

Vested and expected to vest at December 31, 2017	—		—		—	—

Exercisable at December 31, 2017	—		—		—	—

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was nil, nil and nil for years ended December 31, 2015, 2016 and 2017 respectively.

The weighted-average grant-date fair value of options granted during the year 2015 was US$0.65. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

	For the year ended December 31, 2015

Risk-free interest rate		1.22%
Expected life (years)		3.35
Expected dividend yield		0
Volatility		59.74%
Fair value of options at grant date	US$	0.65

On November 17, 2015, the Group granted three tranches of share options to certain directors, officers and key employees totaling 8,200,000 shares with predetermined market conditions as summarized below:

Options	Target Price (US$)	Number of Options Vesting
Tranche I	2.60	4,555,556
Tranche II	5.20	2,733,334
Tranche III	7.80	911,110

Total		8,200,000

Of these share options granted, 7,000,000 options is subject only to the predetermined market condition and will vest immediately when the Company’s ADS stock price reaches the respective target stock prices as noted above (“Predetermined Market Condition”). The vesting of the remaining 1,200,000 options are subject to a derived service period in addition to Predetermined Market Condition.

Activities relating to share options subject to with only Predetermined Market Condition are summarized as follows:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	6,500,000	US$	1.53	US$	3.88	Nil
Granted	—		—		—	—
Exercised	(2,379,968)	US$	0.00		—	Nil
Forfeited	(4,120,032)	US$	0.00		—	Nil

Outstanding at December 31, 2017	—		—		—	—

Vested and expected to vest at December 31, 2017	—		—		—	—

Exercisable at December 31, 2017	—		—		—	—

The weighted-average grant-date fair value of shares options with only Predetermined Market Condition during 2015 was US$0.69, US$0.68, US$0.60 for Tranche I, II and III, respectively. The fair values for these share options was calculated using the Monte Carlo Simulation model with the key following assumptions:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.69

The share options subject to both Predetermined Market Condition and service conditions are as followed:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	1,150,000	US$	1.53	US$	3.88	Nil
Granted	—		—		—	—
Exercised	(425,029)	US$	0.00		—	Nil
Forfeited	(724,971)	US$	0.00		—	Nil

Outstanding at December 31, 2017	—		—		—	—

Vested and expected to vest at December 31, 2017	—		—		—	—

Exercisable at December 31, 2017	—		—		—	—

The weighted-average grant-date fair value of options granted with multiple conditions during 2015 was US$0.71, US$0.68, US$0.60 for Tranche I, II and III, respectively. The fair values of the awards that are based on the market condition were calculated using the Monte Carlo Simulation mode with the key following assumption:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.71

On August 6, 2016, The Group granted share options totaling 6,000,000 shares to Zhu Jun and a third-party consultant as a reward for facilitating the Mongolia funding platform with total funding amount of RMB157.5 million (US$24.2 million) to the Group. According to ASC 718, the share option was applicable to the performance condition due to the share options would be vested in line with the percentage of funding received by the Group.

The following table summarizes the share option activities subject to performance condition:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	6,000,000	US$	1.86	US$	4.60	Nil
Granted	—		—		—	—
Exercised	(1,848,544)	US$	0.00		—	Nil
Forfeited	(3,151,456)	US$	0.00		—	Nil

Outstanding at December 31, 2017	1,000,000	US$	1.86		—	Nil

Vested and expected to vest at December 31, 2017	1,000,000	US$	1.86	US$	3.60	Nil

Exercisable at December 31, 2017	365,079	US$	1.86	US$	3.60	Nil

The grant-date fair value of share options with performance condition during 2016 was US$0.93. The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		0.85%
Expected life (years)		2.9
Expected dividend yield		0
Volatility		78%
Fair value of options at grant date	US$	0.93

Modification of Share-Based Awards

On April 22, 2013, the Group modified the exercise prices of share options granted to 234 directors, officers and employees granted to US$2.41 per share, which was the market price on the date of modification. The original exercise price of the modified options ranged from US$7.36 to US$4.78.

On June 13, 2015, the Group extended the expiration dates of the stock options granted to 25 directors, officers and employees, with expirations dates of August 26, 2015 and December 10, 2015 to August 26, 2020, and the exercise price of these share options was also reduced to US$1.78 which was the closing sale price on June 12, 2015.

On November 17, 2015, the Group modified the exercise prices of share options granted to 15 directors, officers and employees to US$1.53 per share, the closing price of the last trading day. The original exercise price of the modified options ranged from US$1.78 to US$2.41.

During 2015, 2016 and 2017, as a result of these modifications, the Group recognized incremental compensation cost of RMB11.8 million (US$1.8 million), nil and nil respectively upon modification for the vested portion.

The fair value of options, of which exercise prices were modified in April 2013, June 2015 and November 2015, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2013	For the year ended December 31, 2015
Risk-free interest rate	0.09%-0.24%	0.50%-1.12%
Expected remaining life (years)	0.57-2.20	1.32-2.61
Expected dividend yield	0	0
Volatility	36%-65%	64%-71%
Fair value of incremental cost	US$0.16-US$0.43	US$0.21-US$0.73

Cancelation and Acceleration Vesting of Share-Based Awards

On June 6, 2017, the Group canceled a portion of the options totaling 10,806,665 and accelerated the vesting and exercise of the remaining options totaling 6,328,535 for options granted to 15 directors, officers and employees. The exercise price was modified to US$0.00, which the original exercise price of the accelerated vesting options ranged from US$1.53 to US$1.86. The incremental compensation cost recognized due to the cancelation and acceleration vesting of options was RMB33.0 million (US$5.1 million) in 2017. The fair value of the options canceled and accelerated vested under service and performance condition was measured on the modification date using Binomial Tree Pricing Model with the following assumptions:

Risk-free interest rate	1.16%-1.62%
Expected life (years)	4.49-5.0
Expected dividend yield	0
Volatility	62%-74%
Fair value of options at modification date	US$0.06-US$0.31

The fair value of the options canceled and accelerated vested under market condition was measured on the modification date using the Monte Carlo Simulation mode with the following assumptions:

Risk-free interest rate	1.52%
Expected life (years)	5.0
Expected dividend yield	0
Volatility	72%
Fair value of options at modification date	US$0.18-US$0.25

Share-Based Compensation

For the years ended December 31, 2015, 2016 and 2017, the Group recorded share-based compensation of RMB32.0 million, RMB25.8 million and RMB37.7 million (US$5.8 million), respectively, for options granted to the Group’s employees and directors, including compensation cost due to the cancelation and accelerated vesting of the option exercised in June 2017.

As of December 31, 2017, there was approximately RMB3.8 million (US$0.6 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options, for the options with performance condition issued to non-employee, a third-party consultant, subject to ASC505-50, unrecognized compensation cost would be addressed in Commitment (see Note 32). The cost related to performance condition option was recognized according to the funding schedule. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

25.2 Ordinary shares granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Zhu Jun. On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight, subject to performance conditions, of which 500,000 shares granted will vest when the Group achieves breakeven and 1,000,000 shares will vest when the Group’s cumulative profit reaches US$5.0 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board of Directors considered the grant of ordinary shares as an incentive to retain Mr. Zhu’s services with the Group. The awarded nonvested shares would be valid for five years from December 8, 2010. For the quarter ended September 30, 2014, the Group achieved breakeven. It was considered probable the performance targets will be met for the total of 1,500,000 ordinary shares. The fair value of the granted nonvested shares was US$6.48 per share, the market price on the date of grant. On December 7, 2015, 500,000 shares granted to Incsight Limited were vested. The awarded non-vested shares would be valid for additional three years and will expire on December 7, 2018. The Group recorded share-based compensation of RMB1.2 million, RMB1.9 million and RMB0.5 million (US$0.1 million) for the years ended December 31, 2015, 2016 and 2017, respectively. The following table reflects the activity of non-vested shares for the year ended December 31, 2017:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2017	1,000,000	US$	6.48
Granted	—		—
Forfeited	—		—
Vested	—		—

Non-vested at December 31, 2017	1,000,000	US$	6.48

25.3 Stock options and ordinary shares granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock options to purchase common shares or restricted shares. As of December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common shares reserved to 22,855,591. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2017, Red 5 granted a total of 38,191,879 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2017, options to purchase 5,476,250 shares of common stock were outstanding and options to purchase 15,475,087 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors for the year ended December 31, 2017:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2017	6,621,336	US$	0.053	4.09	Nil
Granted	—		—	—	—
Exercised	—		—	—	Nil
Forfeited	(1,145,086)	US$	0.052	—	Nil
Outstanding at December 31, 2017	5,476,250	US$	0.053	3.08	Nil

Vested and expected to vest at December 31, 2017	5,476,250	US$	0.053	3.08	Nil

Exercisable at December 31, 2017	3,895,819	US$	0.055	3.01	Nil

The option`s intrinsic value was calculated by the excess of the estimated fair value of Red 5`s common shares, which was determined by the Group with the assistance of an independent valuation firm.

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the year ended December 31, 2015, 2016 and 2017 were US$1,200, nil and nil, respectively.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	0.78%-5.00%
Expected life (years)	4.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

In September 2012, Red 5 granted 6,122,435 shares of restricted common stock to two directors of Red 5 including Mr. Zhu for their services to Red 5. Of these shares, 60% were vested on the grant date. The remaining shares shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to Red 5 over the 36-month period measured from the grant date.

Red 5 recorded share-based compensation of RMB0.8 million, RMB0.4 million and RMB0.3 million (US$0.1 million) for options and shares of restricted common stock granted for the year ended December 31, 2015, 2016 and 2017, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2017, there was approximately RMB0.3 million (US$0.1 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to Red 5 grantees. This cost is expected to be recognized over 1.2 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.